Emissions Liabilities - Summary of Changes in Emissions Rights Quantities (Detail)	12 Months Ended
Dec. 31, 2024 CO2
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	720,931
Allocation at no cost	4,784,192
Purchase	184,631
Surrender or shall be surrendered	(4,775,584)
Borrowing	5,810
Ending	919,980
Quantities Allocated in 2022 [Member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	0
Allocation at no cost	1,602,751
Purchase	213,609
Surrender or shall be surrendered	(1,515,595)
Borrowing	5,810
Ending	306,575
Quantities Allocated in 2023 [Member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	306,575
Allocation at no cost	1,736,918
Purchase	(56,266)
Surrender or shall be surrendered	(1,572,871)
Borrowing	0
Ending	414,356
Quantities Allocated in 2024 [Member]
Disclosure of Changes in emissions rights quantities [Line Items]
Beginning	414,356
Allocation at no cost	1,444,523
Purchase	27,288
Surrender or shall be surrendered	(1,687,118)
Borrowing	0
Ending	199,049